Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Shares - Class B
Class of Stock [Line Items]
Non-vested options	133,333	5,026
Weighted-average grant date fair value	$ 1.20	$ 3.65
Granted	2,029,821	467,617
Granted	$ 0.95	$ 1.08
Vested	(1,946,488)	(339,310)
Vested	$ 0.98	$ 1.01
Vested	1,946,488	339,310
Non-vested forfeited or cancelled	100,000	0
Non-vested forfeited or cancelled	$ 1.05	$ 0
Non-vested forfeited or cancelled	(100,000)	0
Non-vested options	116,666	133,333
Weighted-average grant date fair value	$ 1.28	$ 1.20
Common Shares - Class A
Class of Stock [Line Items]
Non-vested options	0	0
Weighted-average grant date fair value	$ 0	$ 0
Granted	9,818,000	0
Granted	$ 0.19
Vested	(9,818,000)	0
Vested	$ 0.19	$ 0
Vested	9,818,000	0
Non-vested forfeited or cancelled	0	0
Non-vested forfeited or cancelled	$ 0	$ 0
Non-vested forfeited or cancelled	0	0
Non-vested options	0	0
Weighted-average grant date fair value	$ 0.19	$ 0